Accounts Receivable, Net - Summary of Credit Loss Provision Related to Accounts Receivable (Detail) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Expected credit loss provision related to accounts receivable, net
Balance as at December 31, 2019	¥ 922
Adoption of ASC Topic 326	3,122
Balance as at January 1, 2020	4,044
Current period provision	846
Current period reversal	(1,675)
Balance as at June 30, 2020	¥ 3,215